Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
HC Advisors Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Commodity Returns Strategy Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 34.75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.75%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company's assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the "Subsidiaries"). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries' derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
  Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.
  Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.
  Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.
  Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.
  Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.
  Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.
  Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
  Exchange-Traded Funds Risk – An investment by the Portfolio in ETFs generally presents the same primary risks as an investment in other investment companies. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments.
  Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
  Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.
  Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
  Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.
  Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.
  Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
  Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.
  Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.
  Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.
  Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.
  Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.
  Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.
  Tax Risk – The Portfolio has the risk that the tax treatment of derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Commodity Returns Strategy Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Commodity Returns Strategy Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2013 through September 30, 2013 (non-annualized) was -2.12%.

Best quarter:	3rd Qtr. 2012	9.60%
Worst quarter:	3rd Qtr. 2011	(20.69)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
HC Advisors Shares | The Commodity Returns Strategy Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.58%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	$ 1,120
2011	rr_AnnualReturn2011	(15.88%)	[1]
2012	rr_AnnualReturn2012	4.66%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.69%)
One Year	rr_AverageAnnualReturnYear01	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010
HC Advisors Shares | The Commodity Returns Strategy Portfolio | - After Taxes on Distributions | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010
HC Advisors Shares | The Commodity Returns Strategy Portfolio | - After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010
HC Advisors Shares | The Commodity Returns Strategy Portfolio | Dow-Jones UBS Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010
HC Advisors Shares | The Commodity Returns Strategy Portfolio | 50% Dow-Jones UBS Commodity Total Return Index & 50% MSCI ACWI Commodity Producers Index (reflects no deduction for fees, expenses or taxes)

Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010

[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.